Right-of-use assets	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Presentation of leases for lessee [abstract]
Right-of-use assets
7.	Right-of-use assets

	Premises	Equipment	Total
Cost	$	$	$
At October 31, 2020	4,354,001	113,809	4,467,810
Additions & modifications	13,119,356	19,960	13,139,316

At July 31 , 2021	17,473,357	133,769	17,607,126

Accumulated depreciation
At October 31, 2020	(592,153)	(16,569)	(608,722)
Depreciation expensed	(357,195)	(11,462)	(368,657)
Depreciation capitalized into Inventory	(340,969)	(11,126)	(352,095)

At July 31 , 2021	(1,290,317)	(39,157)	(1,329,474)

Carrying amounts
At October 31, 2020	3,761,848	97,240	3,859,088

At July 31 , 2021	16,183,040	94,612	16,277,652

The average
lease term is 5 years.
The depreciation expense displayed on the statement of loss and comprehensive loss is the net depreciation ex
p
ensed, excluding the depreciation capitalized into inventory in the table above.

11.	Right-of-use assets

	Premises	Equipment	Total
Cost
At November 1, 2019	2,783,313	53,262	2,836,575
Additions & modifications	1,550,957	61,176	1,612,133

	Premises	Equipment	Total
Foreign Exchange on Translation	19,731	(629)	19,102

At October 31, 2020	4,354,001	113,809	4,467,810

Accumulated depreciation
At November 1, 2019	—	—	—
Depreciation	(584,343)	(16,391)	(600,734)
Foreign Exchange on Translation	(7,810)	(178)	(7,988)

At October 31, 2020	(592,153)	(16,569)	(608,722)

Carrying amounts
At November 1, 2019	2,783,313	53,262	2,836,575

At October 31, 2020	3,761,848	97,240	3,859,088

The average lease term is 4 years.